CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income (loss) for the year	$ (2,226)	$ 22,571
Adjustment for Non-cash Items
Depreciation	23,278	22,511
Share-based payments	2,372	3,135
Unrealized foreign exchange (gain) loss	(4,580)	324
Non-cash listing expense	571	0
Finance costs	1,588	1,135
Interest income	(1,109)	(403)
Income tax expense	7,688	5,430
Deferred income tax (recovery) expense	(1,423)	3,758
Income tax paid	(4,735)	(3,099)
Cash Provided Before Working Capital Items	21,424	55,362
Change in amounts receivable	3,573	(5,447)
Change in inventory	(15,710)	(11,047)
Change in prepaid expenses	(7,232)	(3,155)
Changes in accounts payable and accrued liabilities and provisions	5,176	1,818
Change in deferred revenue	(3,771)	2,246
Net Cash Provided by Operating Activities	3,460	39,777
Financing Activities
Receipt of debt	55,000	15,000
Repayment of debt	(30,000)	(24,788)
Interest paid	(616)	0
Interest received	1,109	403
Lease payments	(569)	(230)
Change in restricted cash	(22)	(448)
Sale of non-controlling interest	7,344	0
Share repurchase	(6,088)	0
Issuance of common shares	277	3,161
Net Cash Provided by (Used in) Financing Activities	26,435	(6,902)
Investing Activities
Intangible assets	(3,444)	0
Mine properties, plant and equipment	(42,193)	(27,399)
Vanadium assets	(14,510)	0
Net Cash Used in Investing Activities	(60,147)	(27,399)
Effect of foreign exchange on cash	933	(831)
Net Change in Cash	(29,319)	4,645
Cash position – beginning of the year	83,790	79,145
Cash Position – end of the year	$ 54,471	$ 83,790